Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Operating activities
Net income	$ 14,062	88,493	154,139	90,004
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Depreciation	5,246	33,016	27,791	24,449
Deferred income taxes	(326)	(2,053)	(895)	(3,282)
Allowance for doubtful accounts	2,733	17,198	5,562	1,725
Provision for inventories	119	748	2,508	2,307
Loss/(gain) on disposal of property, plant and equipment	(4)	(27)	121	(451)
Employee stock-based compensation	406	2,556	2,398	1,432
Changes in operating assets and liabilities
Restricted cash	(501)	(3,155)	5,123	7,087
Accounts receivable	(16,671)	(104,914)	(200,726)	(64,678)
Notes receivable	3,437	21,627	(84,811)	14,314
Inventories	7,073	44,510	(38,016)	(22,992)
Prepaid expenses	10,743	67,606	108,162	(124,888)
Other receivables	(426)	(2,680)	(3,437)	(13,260)
Accounts payable	1,492	9,389	54,803	16,976
Notes Payable	(7,628)	(48,002)	(93,787)	145,350
Income tax	(461)	(2,899)	3,724	(1,624)
Value added tax	403	2,005	(1,239)	(27,814)
Advances from customers	951	5,982	44,428	7,950
Commission payable	3,587	24,849	(8,966)	(46,586)
Accrued employee benefits	(1,351)	(8,505)	5,592	11,401
Government grants	(24)	(150)	5,000	(3,737)
Other liabilities	(3,543)	(24,022)	38,867	(960)
Net cash provided by/(used in) operating activities	19,317	121,572	26,341	12,723
Investing activities
Purchases of property, plant and equipment	(8,787)	(55,298)	(47,476)	(55,157)
Proceeds from sales of property, plant and equipment	29	180	201	748
Payment for construction-in-progress	(26,751)	(168,352)	(2,403)
Purchase of Land use right	434	2,730	(34,084)	(1,311)
Payment for investment in subsidiary			(11,535)	(200)
Increase in short term investment	(23,834)	(150,000)
Sell of short term investment	12,711	80,000
Receipt of government grant for new plant construction	3,080	19,383
Decrease in investment in Beijing Jinpan Huineng Co.	32	200
Net cash used in investing activities	(43,086)	(271,157)	(95,297)	(55,920)
Financing activities
Proceeds from bank loans	63,218	397,841	302,382	112,476
Repayment of bank loans	(42,315)	(266,299)	(248,192)	(33,118)
Proceeds from exercise of stock options	21	135		203
Dividends paid	(2,912)	(18,323)	(14,626)	(15,431)
Net cash provided by/(used in) financing activities	18,012	113,354	39,564	64,130
Effect of exchange rate changes on cash	49	(25)	(311)	(187)
Net increase/(decrease) in cash and cash equivalents	(5,708)	(36,256)	(29,703)	20,746
Cash and cash equivalents at beginning of year	24,218	152,597	182,300	161,554
Cash and cash equivalents at end of year	18,510	116,341	152,597	182,300
Interest paid	1,673	10,528	8,303	1,679
Income taxes paid	$ 3,027	19,048	17,720	31,370